Distribution Date:	08/17/26	BANK 2019-BNK16
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	9-13		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	14-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	17-19	Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	20		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	21		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065405AA0	3.028000%	22,471,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065405AB8	3.933000%	50,985,000.00	1,220,866.44	0.00	4,001.39	0.00	0.00	4,001.39	1,220,866.44	33.47%	30.00%
A-SB	065405AC6	3.898000%	42,321,000.00	19,137,083.56	670,888.34	62,163.63	0.00	0.00	733,051.97	18,466,195.22	33.47%	30.00%
A-3	065405AD4	3.741000%	250,000,000.00	250,000,000.00	0.00	779,375.00	0.00	0.00	779,375.00	250,000,000.00	33.47%	30.00%
A-4	065405AE2	4.005000%	282,492,000.00	282,492,000.00	0.00	942,817.05	0.00	0.00	942,817.05	282,492,000.00	33.47%	30.00%
A-S	065405AF9	4.267000%	103,029,000.00	103,029,000.00	0.00	366,353.95	0.00	0.00	366,353.95	103,029,000.00	21.06%	18.88%
B	065405AG7	4.438000%	41,674,000.00	41,674,000.00	0.00	154,124.34	0.00	0.00	154,124.34	41,674,000.00	16.04%	14.38%
C	065405AH5	4.786000%	35,887,000.00	35,887,000.00	0.00	143,129.32	0.00	0.00	143,129.32	35,887,000.00	11.72%	10.50%
D	065405AL6	3.000000%	21,995,000.00	21,995,000.00	0.00	54,987.50	0.00	0.00	54,987.50	21,995,000.00	9.07%	8.13%
E	065405AN2	3.000000%	17,364,000.00	17,364,000.00	0.00	43,410.00	0.00	0.00	43,410.00	17,364,000.00	6.97%	6.25%
F	065405AQ5	3.830405%	18,522,000.00	18,522,000.00	0.00	59,122.30	0.00	0.00	59,122.30	18,522,000.00	4.74%	4.25%
G	065405AS1	3.830405%	9,261,000.00	9,261,000.00	0.00	37,859.17	0.00	0.00	37,859.17	9,261,000.00	3.63%	3.25%
H	065405AU6	3.830405%	4,631,000.00	4,631,000.00	0.00	0.00	0.00	0.00	0.00	4,631,000.00	3.07%	2.75%
J*	065405AW2	3.830405%	25,467,749.00	25,467,749.00	0.00	0.00	0.00	0.00	0.00	25,467,749.00	0.00%	0.00%
R	065405BJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2IRK13	4.970405%	48,742,092.06	43,720,036.79	35,309.91	176,468.71	0.00	0.00	211,778.62	43,684,726.88	0.00%	0.00%
Regular SubTotal			974,841,841.06	874,400,735.79	706,198.25	2,823,812.36	0.00	0.00	3,530,010.61	873,694,537.54

X-A	065405AJ1	1.088649%	648,269,000.00	552,849,949.99	0.00	501,549.65	0.00	0.00	501,549.65	552,179,061.66
X-B	065405AK8	0.560808%	180,590,000.00	180,590,000.00	0.00	84,396.89	0.00	0.00	84,396.89	180,590,000.00
X-D	065405AY8	1.970405%	39,359,000.00	39,359,000.00	0.00	64,627.64	0.00	0.00	64,627.64	39,359,000.00
X-F	065405BA9	1.140000%	18,522,000.00	18,522,000.00	0.00	17,595.90	0.00	0.00	17,595.90	18,522,000.00
X-G	065405BC5	1.140000%	9,261,000.00	9,261,000.00	0.00	8,797.95	0.00	0.00	8,797.95	9,261,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	065405BE1	1.140000%	4,631,000.00	4,631,000.00	0.00	4,399.45	0.00	0.00	4,399.45	4,631,000.00
X-J	065405BG6	1.140000%	25,467,749.00	25,467,749.00	0.00	24,194.36	0.00	0.00	24,194.36	25,467,749.00
Notional SubTotal			926,099,749.00	830,680,698.99	0.00	705,561.84	0.00	0.00	705,561.84	830,009,810.66

Deal Distribution Total					706,198.25	3,529,374.20	0.00	0.00	4,235,572.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065405AA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065405AB8	23.94560047	0.00000000	0.07848171	0.00000000	0.00000000	0.00000000	0.00000000	0.07848171	23.94560047
A-SB	065405AC6	452.18883202	15.85237447	1.46886014	0.00000000	0.00000000	0.00000000	0.00000000	17.32123461	436.33645755
A-3	065405AD4	1,000.00000000	0.00000000	3.11750000	0.00000000	0.00000000	0.00000000	0.00000000	3.11750000	1,000.00000000
A-4	065405AE2	1,000.00000000	0.00000000	3.33750000	0.00000000	0.00000000	0.00000000	0.00000000	3.33750000	1,000.00000000
A-S	065405AF9	1,000.00000000	0.00000000	3.55583331	0.00000000	0.00000000	0.00000000	0.00000000	3.55583331	1,000.00000000
B	065405AG7	1,000.00000000	0.00000000	3.69833325	0.00000000	0.00000000	0.00000000	0.00000000	3.69833325	1,000.00000000
C	065405AH5	1,000.00000000	0.00000000	3.98833338	0.00000000	0.00000000	0.00000000	0.00000000	3.98833338	1,000.00000000
D	065405AL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065405AN2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065405AQ5	1,000.00000000	0.00000000	3.19200410	0.00000000	0.00000000	0.00000000	0.00000000	3.19200410	1,000.00000000
G	065405AS1	1,000.00000000	0.00000000	4.08802181	(0.89601771)	1.39120829	0.00000000	0.00000000	4.08802181	1,000.00000000
H	065405AU6	1,000.00000000	0.00000000	0.00000000	3.19200389	38.80798316	0.00000000	0.00000000	0.00000000	1,000.00000000
J	065405AW2	1,000.00000000	0.00000000	0.00000000	3.19200413	59.98611263	0.00000000	0.00000000	0.00000000	1,000.00000000
R	065405BJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2IRK13	896.96676819	0.72442336	3.62045826	0.09478173	1.87729283	0.00000000	0.00000000	4.34488162	896.24234483

Notional Certificates
X-A	065405AJ1	852.80948185	0.00000000	0.77367520	0.00000000	0.00000000	0.00000000	0.00000000	0.77367520	851.77458996
X-B	065405AK8	1,000.00000000	0.00000000	0.46733978	0.00000000	0.00000000	0.00000000	0.00000000	0.46733978	1,000.00000000
X-D	065405AY8	1,000.00000000	0.00000000	1.64200412	0.00000000	0.00000000	0.00000000	0.00000000	1.64200412	1,000.00000000
X-F	065405BA9	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-G	065405BC5	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-H	065405BE1	1,000.00000000	0.00000000	0.95000000	0.00000000	0.00000000	0.00000000	0.00000000	0.95000000	1,000.00000000
X-J	065405BG6	1,000.00000000	0.00000000	0.94999994	0.00000000	0.00000000	0.00000000	0.00000000	0.94999994	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	4,001.39	0.00	4,001.39	0.00	0.00	0.00	4,001.39	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	62,163.63	0.00	62,163.63	0.00	0.00	0.00	62,163.63	0.00
A-3	07/01/26 - 07/30/26	30	0.00	779,375.00	0.00	779,375.00	0.00	0.00	0.00	779,375.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	942,817.05	0.00	942,817.05	0.00	0.00	0.00	942,817.05	0.00
X-A	07/01/26 - 07/30/26	30	0.00	501,549.65	0.00	501,549.65	0.00	0.00	0.00	501,549.65	0.00
X-B	07/01/26 - 07/30/26	30	0.00	84,396.89	0.00	84,396.89	0.00	0.00	0.00	84,396.89	0.00
X-D	07/01/26 - 07/30/26	30	0.00	64,627.64	0.00	64,627.64	0.00	0.00	0.00	64,627.64	0.00
X-F	07/01/26 - 07/30/26	30	0.00	17,595.90	0.00	17,595.90	0.00	0.00	0.00	17,595.90	0.00
X-G	07/01/26 - 07/30/26	30	0.00	8,797.95	0.00	8,797.95	0.00	0.00	0.00	8,797.95	0.00
X-H	07/01/26 - 07/30/26	30	0.00	4,399.45	0.00	4,399.45	0.00	0.00	0.00	4,399.45	0.00
X-J	07/01/26 - 07/30/26	30	0.00	24,194.36	0.00	24,194.36	0.00	0.00	0.00	24,194.36	0.00
A-S	07/01/26 - 07/30/26	30	0.00	366,353.95	0.00	366,353.95	0.00	0.00	0.00	366,353.95	0.00
B	07/01/26 - 07/30/26	30	0.00	154,124.34	0.00	154,124.34	0.00	0.00	0.00	154,124.34	0.00
C	07/01/26 - 07/30/26	30	0.00	143,129.32	0.00	143,129.32	0.00	0.00	0.00	143,129.32	0.00
D	07/01/26 - 07/30/26	30	0.00	54,987.50	0.00	54,987.50	0.00	0.00	0.00	54,987.50	0.00
E	07/01/26 - 07/30/26	30	0.00	43,410.00	0.00	43,410.00	0.00	0.00	0.00	43,410.00	0.00
F	07/01/26 - 07/30/26	30	0.00	59,122.30	0.00	59,122.30	0.00	0.00	0.00	59,122.30	0.00
G	07/01/26 - 07/30/26	30	21,114.60	29,561.15	0.00	29,561.15	(8,298.02)	0.00	0.00	37,859.17	12,883.98
H	07/01/26 - 07/30/26	30	164,412.79	14,782.17	0.00	14,782.17	14,782.17	0.00	0.00	0.00	179,719.77
J	07/01/26 - 07/30/26	30	1,441,815.82	81,293.16	0.00	81,293.16	81,293.16	0.00	0.00	0.00	1,527,711.26
RR Interest	07/01/26 - 07/30/26	30	86,524.93	181,088.57	0.00	181,088.57	4,619.86	0.00	0.00	176,468.71	91,503.18
Totals			1,713,868.14	3,621,771.37	0.00	3,621,771.37	92,397.17	0.00	0.00	3,529,374.20	1,811,818.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,235,572.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,640,492.00	Master Servicing Fee	11,134.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,357.17
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.48
ARD Interest	0.00	Operating Advisor Fee	1,328.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	233.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,640,492.00	Total Fees	18,720.62

Principal		Expenses/Reimbursements
Scheduled Principal	706,198.25	Reimbursement for Interest on Advances	5,229.27
Unscheduled Principal Collections		ASER Amount	66,880.29
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,287.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	706,198.25	Total Expenses/Reimbursements	92,397.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,529,374.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	706,198.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,235,572.45
Total Funds Collected	4,346,690.25	Total Funds Distributed	4,346,690.24

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	874,400,735.79	874,400,735.79	Beginning Certificate Balance	874,400,735.79
(-) Scheduled Principal Collections	706,198.25	706,198.25	(-) Principal Distributions	706,198.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	873,694,537.54	873,694,537.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	875,715,481.00	875,715,481.00	Ending Certificate Balance	873,694,537.54
Ending Actual Collateral Balance	875,110,665.92	875,110,665.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP
2,000,000 or less	8	12,780,054.35	1.46%	29	4.8288	1.377917	1.30 or less	14	134,735,055.13	15.42%	28	5.0534	0.773281
2,000,001 to 3,000,000	6	14,277,592.96	1.63%	28	4.9123	2.551954	1.31 to 1.40	2	89,061,797.90	10.19%	(1)	5.0229	1.371893
3,000,001 to 4,000,000	6	19,766,779.21	2.26%	28	4.8955	1.904352	1.41 to 1.50	6	36,127,656.32	4.14%	28	5.2344	1.439113
4,000,001 to 5,000,000	5	22,749,371.86	2.60%	29	4.7253	1.901949	1.51 to 1.75	9	133,909,070.23	15.33%	27	4.8336	1.647250
5,000,001 to 6,000,000	3	16,375,975.42	1.87%	29	5.0961	1.368126	1.76 to 2.00	4	37,226,860.02	4.26%	29	4.9570	1.858884
6,000,001 to 7,000,000	3	20,226,388.35	2.32%	29	4.7784	3.025841	2.01 to 2.25	5	92,724,208.58	10.61%	29	4.7917	2.128039
7,000,001 to 8,000,000	1	7,682,286.86	0.88%	29	5.1000	1.857600	2.26 to 2.50	4	54,158,225.49	6.20%	28	4.8170	2.448425
8,000,001 to 9,000,000	3	25,118,176.91	2.87%	29	5.1253	2.649526	2.51 to 2.75	5	96,332,662.99	11.03%	29	4.5128	2.643572
9,000,001 to 10,000,000	2	18,600,000.00	2.13%	30	4.8204	2.920049	2.76 to 3.00	3	43,100,000.00	4.93%	29	4.7861	2.943896
10,000,001 to 15,000,000	8	92,272,272.60	10.56%	29	4.8492	1.897725	3.01 or greater	13	130,460,579.21	14.93%	28	4.5506	3.592006
15,000,001 to 20,000,000	7	127,606,813.67	14.61%	28	4.9703	2.098409	Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
20,000,001 to 30,000,000	6	151,020,533.27	17.29%	28	4.7468	2.543143
30,000,001 to 50,000,000	5	195,578,370.41	22.39%	14	4.9120	1.382887
50,000,001 to 70,000,000	1	52,281,500.00	5.98%	29	4.6300	2.049000
70,000,001 or greater	1	71,500,000.00	8.18%	29	4.3900	2.657300
Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	25,858,421.67	2.96%	29	5.2259	NAP	Washington	1	10,243,514.89	1.17%	29	5.0800	1.510900
Alabama	1	3,271,473.65	0.37%	28	5.0050	1.218600	Washington, DC	2	5,961,690.14	0.68%	23	4.2850	1.646800
Arizona	2	10,491,536.16	1.20%	29	5.0580	2.188104	Wisconsin	1	3,379,000.00	0.39%	29	4.6300	2.049000
California	13	126,149,949.36	14.44%	29	4.7223	2.837792	Totals	105	873,694,537.54	100.00%	25	4.8348	2.053231
Colorado	2	24,163,803.63	2.77%	27	5.2991	1.219985
									Property Type³
Connecticut	1	10,200,000.00	1.17%	29	4.7800	(0.172000)
Florida	8	57,072,900.41	6.53%	28	4.7891	2.379603		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	23,713,201.62	2.71%	29	5.1036	1.428499		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	63,095,500.00	7.22%	(14)	4.7718	2.017111	Defeased	6	25,858,421.67	2.96%	29	5.2259	NAP
Louisiana	2	3,360,400.00	0.38%	29	4.6300	2.049000	Industrial	2	34,807,081.85	3.98%	28	4.6659	2.563154
Maryland	1	8,897,968.63	1.02%	29	5.1490	2.202500	Lodging	10	46,334,757.59	5.30%	29	5.0652	0.909905
Massachusetts	1	16,744,366.20	1.92%	23	4.2850	1.646800	Mixed Use	3	29,902,746.48	3.42%	23	4.2850	1.646800
Michigan	1	30,000,000.00	3.43%	28	4.6300	2.477500	Mobile Home Park	6	35,269,305.72	4.04%	30	4.8614	2.931656
Minnesota	1	11,679,735.00	1.34%	29	4.6300	2.049000	Multi-Family	11	47,815,821.60	5.47%	29	4.4624	2.705042
Missouri	2	5,239,000.00	0.60%	29	4.6300	2.049000	Office	15	297,636,139.97	34.07%	20	4.7968	2.172358
Nevada	7	120,100,195.44	13.75%	29	5.1627	1.659245	Retail	41	286,570,560.23	32.80%	28	4.8887	1.639965
New Jersey	1	2,121,082.93	0.24%	28	5.6200	1.913100	Self Storage	11	66,046,476.94	7.56%	29	5.0584	2.413641
New York	13	55,519,318.35	6.35%	26	4.4239	1.367655	Totals	105	873,694,537.54	100.00%	25	4.8348	2.053231
North Carolina	1	5,059,908.50	0.58%	29	5.2350	0.601700
Ohio	6	55,597,347.75	6.36%	28	4.9847	1.001360
Pennsylvania	1	2,277,164.54	0.26%	29	4.6800	1.533900
Rhode Island	3	17,455,000.00	2.00%	29	5.1500	2.405500
South Dakota	1	930,000.00	0.11%	29	4.6300	2.049000
Texas	11	112,068,649.90	12.83%	29	4.5623	2.572544
Virginia	9	59,590,183.28	6.82%	29	4.9423	1.858737

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP
	4.5000% or less	13	207,784,649.21	23.78%	27	4.3710	2.897999	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	11	127,656,303.99	14.61%	29	4.6343	2.000670	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	18	205,103,738.15	23.48%	16	4.8643	2.092766	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	17	259,465,999.32	29.70%	29	5.1315	1.538965	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2501% to 5.5000%	4	42,612,882.37	4.88%	27	5.3970	1.255003	49 months or greater	65	847,836,115.87	97.04%	25	4.8229	2.061988
	5.5001% to 5.7500%	1	2,121,082.93	0.24%	28	5.6200	1.913100	Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
	5.7501% or greater	1	3,091,459.90	0.35%	27	5.8600	1.484500
	Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP
	111 months or less	65	847,836,115.87	97.04%	25	4.8229	2.061988	Interest Only	25	432,645,500.00	49.52%	22	4.6233	2.438371
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months of less	39	411,707,529.48	47.12%	29	5.0335	1.679678
	Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231	301 months to 420 months	1	3,483,086.39	0.40%	29	4.7100	0.500000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	25,858,421.67	2.96%	29	5.2259	NAP			No outstanding loans in this group
Underwriter's Information		4	31,670,759.27	3.62%	24	4.3281	3.327507
	12 months or less	49	693,866,715.02	79.42%	29	4.8257	2.177162
	13 months to 24 months	10	49,009,962.10	5.61%	29	4.9006	1.048811
	25 months or greater	2	73,288,679.48	8.39%	(8)	4.9580	1.102225
	Totals	70	873,694,537.54	100.00%	25	4.8348	2.053231
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453012055	OF	Dallas	TX	Actual/360	4.390%	270,289.86	0.00	0.00	N/A	01/01/29	--	71,500,000.00	71,500,000.00	08/01/26
2	310945545	LO	Various	Various	Actual/360	5.235%	127,456.98	51,435.38	0.00	N/A	01/11/29	--	28,274,032.58	28,222,597.20	06/11/26
3	453011950	Various Various		Various	Actual/360	4.285%	135,722.19	0.00	0.00	N/A	07/07/28	--	36,782,466.22	36,782,466.22	08/07/26
3A	453011970				Actual/360	4.285%	84,826.37	0.00	0.00	N/A	07/07/28	--	22,989,041.39	22,989,041.39	08/07/26
3B	453011974				Actual/360	4.285%	11,872.25	0.00	0.00	N/A	07/07/28	--	3,217,533.78	3,217,533.78	08/07/26
3C	453011975				Actual/360	4.285%	7,420.16	0.00	0.00	N/A	07/07/28	--	2,010,958.61	2,010,958.61	08/07/26
4	300801877	Various Various		Various	Actual/360	4.630%	208,443.44	0.00	0.00	N/A	01/01/29	--	52,281,500.00	52,281,500.00	08/01/26
5	300801884	RT	Las Vegas	NV	Actual/360	5.140%	204,163.52	65,269.16	0.00	N/A	02/01/29	--	46,127,067.06	46,061,797.90	08/01/26
6	300801879	OF	Las Vegas	NV	Actual/360	5.145%	175,072.03	70,501.16	0.00	N/A	01/01/29	--	39,515,927.97	39,445,426.81	08/01/26
7	321400007	OF	Indianapolis	IN	Actual/360	4.897%	181,339.84	0.00	0.00	N/A	10/01/23	--	43,000,000.00	43,000,000.00	07/01/26
8	321400008	OF	Cleveland	OH	Actual/360	5.044%	131,762.88	47,355.74	0.00	N/A	01/01/29	--	30,336,035.22	30,288,679.48	06/01/24
9	321400009	IN	Romulus	MI	Actual/360	4.630%	119,608.33	0.00	0.00	N/A	12/01/28	--	30,000,000.00	30,000,000.00	08/01/26
10	300801881	RT	Haymarket	VA	Actual/360	5.130%	105,615.80	31,672.45	0.00	N/A	01/01/29	--	23,908,500.50	23,876,828.05	08/01/26
11	300801875	MF	Sunnyvale	CA	Actual/360	4.321%	79,909.89	44,116.44	0.00	N/A	12/01/28	--	21,476,183.07	21,432,066.63	08/01/26
12	1853722	OF	Austin	TX	Actual/360	4.760%	100,422.78	0.00	0.00	N/A	01/01/29	--	24,500,000.00	24,500,000.00	08/01/26
13	310947150	RT	Colorado Springs	CO	Actual/360	5.430%	93,390.26	27,178.39	0.00	N/A	11/11/28	--	19,972,965.11	19,945,786.72	08/11/26
14	610939764	OF	Reno	NV	Actual/360	5.365%	84,910.32	31,993.41	0.00	N/A	11/11/28	--	18,379,409.80	18,347,416.39	08/11/26
15	300801859	RT	Columbus	OH	Actual/360	4.910%	80,857.66	28,955.94	0.00	N/A	10/01/28	--	19,124,076.27	19,095,120.33	08/01/26
16	300801878	OF	West Palm Beach	FL	Actual/360	4.472%	70,237.07	0.00	0.00	N/A	01/01/29	--	18,240,000.00	18,240,000.00	08/01/26
17	310947789	RT	Chesterfield	VA	Actual/360	4.925%	71,871.29	23,400.98	0.00	N/A	01/11/29	--	16,946,891.21	16,923,490.23	08/11/26
18	1852029	OF	Carmel	IN	Actual/360	4.485%	67,972.67	0.00	0.00	N/A	02/06/29	--	17,600,000.00	17,600,000.00	08/06/26
19	310947543	SS	Various	RI	Actual/360	5.150%	77,408.08	0.00	0.00	N/A	01/11/29	--	17,455,000.00	17,455,000.00	08/11/26
20	321400020	LO	Various	Various	Actual/360	4.680%	52,107.08	17,500.25	0.00	N/A	01/01/29	--	12,929,796.92	12,912,296.67	08/01/26
20A	321401120				Actual/360	4.680%	13,935.36	4,680.21	0.00	N/A	01/01/29	--	3,457,905.70	3,453,225.49	08/01/26
21	310948105	SS	San Marcos	CA	Actual/360	5.100%	58,782.63	16,687.39	0.00	N/A	12/11/28	--	13,385,038.99	13,368,351.60	08/11/26
22	310947706	OF	Tampa	FL	Actual/360	4.920%	57,237.37	0.00	0.00	N/A	01/11/29	--	13,510,000.00	13,510,000.00	08/11/26
23	321400023	LO	Fredericksburg	VA	Actual/360	5.360%	51,793.81	15,290.57	0.00	N/A	01/01/29	--	11,221,576.45	11,206,285.88	08/01/26
24	300801876	RT	Los Angeles	CA	Actual/360	4.612%	39,943.66	19,606.31	0.00	N/A	01/01/29	--	10,057,715.75	10,038,109.44	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	310947902	RT	Yorba Linda	CA	Actual/360	4.800%	47,533.33	0.00	0.00	N/A	01/11/29	--	11,500,000.00	11,500,000.00	08/11/26
26	600947182	SS	Bainbridge Island	WA	Actual/360	5.080%	44,884.68	17,142.43	0.00	N/A	01/11/29	--	10,260,657.32	10,243,514.89	08/11/26
27	321400027	RT	Los Angeles	CA	Actual/360	4.770%	43,128.75	0.00	0.00	N/A	01/01/29	--	10,500,000.00	10,500,000.00	08/01/26
28	321400028	RT	New Haven	CT	Actual/360	4.780%	41,984.33	0.00	0.00	N/A	01/01/29	--	10,200,000.00	10,200,000.00	05/01/25
29	300801862	RT	Laurel	MD	Actual/360	5.149%	39,522.82	15,892.59	0.00	N/A	01/01/29	--	8,913,861.22	8,897,968.63	08/01/26
31	321400031	MH	Compton	CA	Actual/360	4.766%	38,578.12	0.00	0.00	N/A	02/01/29	--	9,400,000.00	9,400,000.00	08/01/26
32	321400032	MH	Paramount	CA	Actual/360	4.876%	38,628.76	0.00	0.00	N/A	02/01/29	--	9,200,000.00	9,200,000.00	08/01/26
33	410947248	RT	Johns Creek	GA	Actual/360	5.095%	36,104.08	12,798.87	0.00	N/A	12/11/28	--	8,229,110.20	8,216,311.33	08/11/26
34	300801886	SS	Las Vegas	NV	Actual/360	5.130%	35,400.58	9,817.38	0.00	N/A	02/01/29	--	8,013,714.33	8,003,896.95	08/01/26
35	610947314	RT	Murrieta	CA	Actual/360	5.100%	33,786.50	11,034.00	0.00	N/A	01/11/29	--	7,693,320.86	7,682,286.86	08/11/26
36	300801880	MH	Odessa	TX	Actual/360	5.250%	31,239.52	9,623.55	0.00	N/A	01/01/29	--	6,910,125.01	6,900,501.46	08/01/26
37	321400037	MH	Fullerton	CA	Actual/360	4.878%	29,193.48	0.00	0.00	N/A	02/01/29	--	6,950,000.00	6,950,000.00	08/01/26
38	310948108	SS	Sun City	CA	Actual/360	4.950%	28,494.77	8,602.24	0.00	N/A	12/11/28	--	6,684,990.59	6,676,388.35	08/11/26
39	300801887	SS	Simi Valley	CA	Actual/360	4.500%	25,575.00	0.00	0.00	N/A	02/01/29	--	6,600,000.00	6,600,000.00	08/01/26
40	410944822	OF	Las Vegas	NV	Actual/360	4.985%	23,617.25	10,144.78	0.00	N/A	12/11/28	--	5,501,802.17	5,491,657.39	08/11/26
41	300801883	RT	Prescott	AZ	Actual/360	5.200%	25,489.57	8,006.19	0.00	N/A	01/01/29	--	5,692,460.50	5,684,454.31	08/01/26
43	1855782	LO	Altamonte Springs	FL	Actual/360	5.100%	22,864.42	6,454.87	0.00	N/A	01/01/29	--	5,206,318.59	5,199,863.72	08/01/26
44	470111040	MF	New York	NY	Actual/360	4.690%	18,453.21	8,743.73	0.00	N/A	02/01/29	--	4,569,197.29	4,560,453.56	08/01/26
45	600948388	IN	Phoenix	AZ	Actual/360	4.890%	20,268.09	6,237.86	0.00	N/A	01/11/29	--	4,813,319.71	4,807,081.85	08/11/26
46	321400046	MH	Torrance	CA	Actual/360	4.886%	21,036.94	0.00	0.00	N/A	02/01/29	--	5,000,000.00	5,000,000.00	08/01/26
47	470111930	MF	Wheatley Heights	NY	Actual/360	4.530%	16,876.80	8,546.67	0.00	N/A	01/01/29	--	4,326,460.16	4,317,913.49	08/01/26
48	470109640	MF	Bronx	NY	Actual/360	4.580%	16,059.13	7,979.01	0.00	N/A	01/01/29	--	4,071,901.97	4,063,922.96	08/01/26
49	1855769	RT	Various	Various	Actual/360	4.900%	16,898.88	0.00	0.00	N/A	01/01/29	10/01/28	4,005,000.00	4,005,000.00	08/01/26
50	470111840	MF	Valley Stream	NY	Actual/360	4.710%	14,139.91	3,228.22	0.00	N/A	01/01/29	--	3,486,314.61	3,483,086.39	08/01/26
52	410946809	OF	Brownsville	TX	Actual/360	5.860%	15,632.74	6,517.12	0.00	N/A	11/11/28	--	3,097,977.02	3,091,459.90	08/11/26
53	410946676	RT	Rainbow City	AL	Actual/360	5.005%	14,120.34	4,813.40	0.00	N/A	12/11/28	--	3,276,287.05	3,271,473.65	08/11/26
54	410947454	SS	Warner Robins	GA	Actual/360	4.850%	8,695.20	18,709.87	0.00	N/A	01/11/29	--	2,081,989.31	2,063,279.44	08/11/26
55	410947655	OF	Chantilly	VA	Actual/360	4.900%	13,713.19	0.00	0.00	N/A	01/11/29	--	3,250,000.00	3,250,000.00	08/11/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	470112120	MF	Mount Vernon	NY	Actual/360	4.440%	9,902.68	5,191.11	0.00	N/A	01/01/29	--	2,590,063.27	2,584,872.16	08/01/26
57	300801860	RT	Grapevine	TX	Actual/360	5.328%	11,309.27	4,287.98	0.00	N/A	12/01/28	--	2,464,967.24	2,460,679.26	08/01/26
58	321400058	MH	Reno	NV	Actual/360	4.895%	11,591.63	0.00	0.00	N/A	01/01/29	--	2,750,000.00	2,750,000.00	08/01/26
59	410947474	SS	Sewell	NJ	Actual/360	5.620%	10,281.86	3,511.93	0.00	N/A	12/11/28	--	2,124,594.86	2,121,082.93	08/11/26
60	410947317	OF	Miramar Beach	FL	Actual/360	4.915%	9,946.05	0.00	0.00	N/A	01/11/29	--	2,350,000.00	2,350,000.00	08/11/26
61	300801874	MH	Whitehall	OH	Actual/360	5.081%	8,631.88	3,558.23	0.00	N/A	01/01/29	--	1,972,863.95	1,969,305.72	08/01/26
62	470111870	MF	Brooklyn	NY	Actual/360	4.490%	7,018.69	3,609.23	0.00	N/A	01/01/29	--	1,815,308.36	1,811,699.13	08/01/26
63	470110860	MF	New York	NY	Actual/360	4.440%	6,601.78	3,460.75	0.00	N/A	01/01/29	--	1,726,708.45	1,723,247.70	08/01/26
64	410947892	RT	Various	Various	Actual/360	5.450%	8,724.39	0.00	0.00	N/A	01/11/29	--	1,859,000.00	1,859,000.00	08/11/26
65	410947672	MH	Woodbine	NJ	Actual/360	5.470%	7,939.65	2,246.70	0.00	N/A	01/11/29	--	1,685,601.59	1,683,354.89	08/11/26
66	610946107	SS	Tipp City	OH	Actual/360	5.230%	7,120.39	2,796.99	0.00	N/A	12/11/28	--	1,581,039.21	1,578,242.22	08/11/26
67	470111190	MF	New York	NY	Actual/360	4.590%	5,799.24	2,905.56	0.00	N/A	11/01/28	--	1,467,232.34	1,464,326.78	08/01/26
68	470111760	MF	New York	NY	Actual/360	4.450%	4,963.73	2,592.05	0.00	N/A	01/01/29	--	1,295,355.64	1,292,763.59	08/01/26
69	470111790	MF	Brooklyn	NY	Actual/360	4.680%	4,366.79	2,101.16	0.00	N/A	12/01/28	--	1,083,570.37	1,081,469.21	08/01/26
Totals							3,640,492.00	706,198.25	0.00				874,400,735.79	873,694,537.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,746,724.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,232,367.14	0.00	--	--	--	0.00	0.00	178,520.09	374,810.15	0.00	0.00
3	56,452,319.00	13,427,610.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,205,413.81	2,637,852.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,454,911.53	2,251,048.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,645,044.15	1,354,651.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,803,323.90	2,893,013.02	01/01/23	06/30/23	01/18/25	1,987,368.76	8,372.59	181,154.70	181,154.70	0.00	0.00
8	2,520,447.38	505,069.00	01/01/24	03/31/24	04/11/25	15,528,828.55	1,050,667.82	110,859.31	3,577,525.12	0.00	0.00
9	8,248,693.00	8,517,027.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,543,579.58	720,100.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,141,212.63	3,571,689.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,618,222.00	2,825,169.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,787,042.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,160,445.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,559,840.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,713,218.00	728,687.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,312,450.22	581,967.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,781,772.34	1,555,856.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,298,062.15	546,739.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,398,101.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,905,583.80	510,935.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,101,952.90	1,156,223.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,770,631.71	933,526.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,182,993.28	325,825.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,130,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	949,946.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	66,988.89	(16,967.00)	01/01/25	03/31/25	--	0.00	0.00	41,520.66	613,427.28	0.00	0.00
29	1,441,421.44	768,950.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,156,920.42	337,889.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,181,507.52	319,993.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,593,859.01	405,542.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,869,332.10	882,029.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	772,697.76	521,358.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	846,094.07	871,822.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	949,126.68	249,535.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,052,993.34	261,993.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	674,071.14	174,428.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	748,079.52	309,666.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	615,392.23	466,843.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	482,558.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,013,932.04	1,019,203.97	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	582,539.74	165,503.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	325,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	316,394.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	127,748.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	405,688.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	348,200.13	78,094.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	677,508.57	106,389.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	261,113.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	147,707.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	481,240.54	115,708.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	356,776.36	80,255.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	587,070.96	139,495.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	227,808.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	87,272.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	206,525.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	202,972.90	78,020.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	323,596.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	181,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	14,819.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	48,421.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	169,039,954.48	52,378,751.35				17,516,197.31	1,059,040.41	512,054.76	4,746,917.25	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	28,222,597.20	0	0.00	2	40,488,679.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834779%	4.786029%	25
07/17/26	0	0.00	0	0.00	2	40,536,035.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.834932%	4.786185%	26
06/17/26	0	0.00	0	0.00	2	40,587,425.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835100%	4.786357%	27
05/15/26	0	0.00	0	0.00	2	40,634,354.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835251%	4.786511%	28
04/17/26	0	0.00	0	0.00	2	40,685,332.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835417%	4.786680%	29
03/17/26	1	1,305,943.18	0	0.00	2	40,731,837.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835566%	4.786833%	30
02/18/26	0	0.00	1	1,308,968.47	2	40,790,944.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835761%	4.787032%	31
01/16/26	1	1,311,498.66	0	0.00	2	40,836,993.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.835908%	4.787182%	32
12/17/25	0	0.00	1	1,314,019.19	2	40,882,842.82	0	0.00	0	0.00	0	0.00	0	0.00	1	4,821,377.27	4.836055%	4.787331%	33
11/18/25	2	3,071,884.27	0	0.00	2	40,932,781.32	0	0.00	0	0.00	0	0.00	1	12,750,000.00	1	3,162,915.29	4.834307%	4.785363%	34
10/20/25	0	0.00	0	0.00	2	40,978,216.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.838910%	4.790300%	35
09/17/25	0	0.00	0	0.00	2	41,027,755.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.839067%	4.790460%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310945545	06/11/26	1	1	178,520.09	374,810.15	0.00	28,410,512.18
7	321400007	07/01/26	0	5	181,154.70	181,154.70	170,535.82	43,000,000.00	08/28/23	13
8	321400008	06/01/24	25	6	110,859.31	3,577,525.12	1,025,860.38	31,516,892.88	06/21/24	2
28	321400028	05/01/25	14	6	41,520.66	613,427.28	71,781.98	10,200,000.00	09/08/25	2
Totals					512,054.76	4,746,917.25	1,268,178.18	113,127,405.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		43,000,000	0	43,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		65,000,000	65,000,000	0		0
25 - 36 Months		765,694,538	696,983,261	68,711,277		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	873,694,538	804,983,261	28,222,597	0	40,488,679	0
Jul-26	874,400,736	790,864,701	43,000,000	0	40,536,035	0
Jun-26	875,165,060	791,577,634	0	43,000,000	40,587,425	0
May-26	875,864,921	792,230,567	0	0	83,634,354	0
Apr-26	876,623,139	792,937,806	0	0	83,685,333	0
Mar-26	877,316,717	835,278,936	1,305,943	0	40,731,838	0
Feb-26	878,192,075	836,092,162	0	1,308,968	40,790,945	0
Jan-26	878,878,890	793,730,398	1,311,499	0	83,836,993	0
Dec-25	879,562,746	794,365,884	0	1,314,019	83,882,843	0
Nov-25	885,215,398	841,210,733	3,071,884	0	40,932,781	0
Oct-25	901,842,252	860,864,036	0	0	40,978,216	0
Sep-25	902,618,057	861,590,302	0	0	41,027,756	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	321400007	43,000,000.00	43,000,000.00	71,400,000.00	07/19/24	2,539,787.52	1.40520	06/30/23	10/01/23	I/O
8	321400008	30,288,679.48	31,516,892.88	20,500,000.00	11/20/24	361,209.25	0.67210	03/31/24	01/01/29	269
28	321400028	10,200,000.00	10,200,000.00	15,200,000.00	09/13/18	(20,969.00)	(0.17200)	03/31/25	01/01/29	I/O
68	470111760	1,292,763.59	1,292,763.59	27,220,000.00	11/13/18	14,819.30	0.16000	12/31/24	01/01/29	268
Totals		84,781,443.07	86,009,656.47	134,320,000.00		2,894,847.07

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	321400007	OF	IN	08/28/23	13

Loan is secured by a 687,237sf office building located in Indianapolis, IN. The Loan transferred to Special Servicing on August 28th, 2023, due to imminent monetary default with an upcoming maturity date of 10/1/2023. Lender's foreclosure complaint and motion for the appointment of a receiver was filed with the courts on 2/2/2024. The motion for the appointment of a receiver was granted on 3/4/2024.

8	321400008	OF	OH	06/21/24	2

The Loan transferred to Special Servicing on 6/21/2024 for imminent monetary default. The Special Servicer and the Borrower executed a Pre-Negotiation Agreement. Receiver appointed March 2025. As of 12/31/25 the property was 63%

occupied.

28	321400028	RT	CT	09/08/25	2

The asset transferred to Special Servicing effective 9/4/2025 due to payment default. The loan is secured by a 24,578-sf retail property located in New Haven, CT. The improvements include a 14,578-sf free-standing former Rite Aid space that has since vaca ted, and a 10,000-sf free-standing building leased to The Learning Experience. As of 9/30/2025, the property was 40.7% occupied.Receiver was appointed effective March 9th. Will move forward with the foreclosure process with effectuation estimated around year-end 2026.

68	470111760	MF	NY	02/04/26	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310945545	68,730,983.71	5.23500%	68,654,924.76	5.23500%	10	04/15/20	04/11/20	06/11/20
2	310945545	0.00	5.23500%	0.00	5.23500%	10	06/11/20	04/11/20	04/15/20
20	321400020	17,050,000.00	4.68000%	17,050,000.00	4.68000%	10	07/31/20	05/01/20	09/11/20
20	321400020	0.00	4.68000%	0.00	4.68000%	10	09/11/20	05/01/20	07/31/20
27	321400027	10,500,000.00	4.77000%	10,500,000.00	4.77000%	10	06/16/20	06/01/20	07/13/20
27	321400027	0.00	4.77000%	0.00	4.77000%	10	07/13/20	06/01/20	06/16/20
Totals		96,280,983.71		96,204,924.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	9,256.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,530.67	0.00	0.00	66,880.29	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5,229.27	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,287.61	0.00	0.00	66,880.29	0.00	0.00	5,229.27	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		92,397.17

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Supplemental Notes
Revision:
NOI Calculation has been revised for the month of January 2020.

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